Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.70207%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,675,844.93

Principal:
Principal Collections	$31,191,966.72
Prepayments in Full	$12,973,809.55
Liquidation Proceeds	$385,388.20
Recoveries	$1,939.03
Sub Total	$44,553,103.50
Collections	$50,228,948.43

Purchase Amounts:
Purchase Amounts Related to Principal	$146,659.71
Purchase Amounts Related to Interest	$763.85
Sub Total	$147,423.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,376,371.99

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,376,371.99
Servicing Fee	$1,163,108.31	$1,163,108.31	$0.00	$0.00	$49,213,263.68
Interest - Class A-1 Notes	$57,723.98	$57,723.98	$0.00	$0.00	$49,155,539.70
Interest - Class A-2a Notes	$665,000.00	$665,000.00	$0.00	$0.00	$48,490,539.70
Interest - Class A-2b Notes	$1,883,267.01	$1,883,267.01	$0.00	$0.00	$46,607,272.69
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$44,231,939.36
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$43,918,814.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,918,814.36
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$43,711,263.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,711,263.53
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,711,263.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,711,263.53
Regular Principal Payment	$73,665,537.57	$43,711,263.53	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,376,371.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,711,263.53
Total					$43,711,263.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$12,972,005.33	$42.53	$57,723.98	$0.19	$13,029,729.31	$42.72
Class A-2a Notes	$8,233,729.88	$54.89	$665,000.00	$4.43	$8,898,729.88	$59.32
Class A-2b Notes	$22,505,528.32	$54.89	$1,883,267.01	$4.59	$24,388,795.33	$59.48
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,711,263.53	$27.68	$5,502,000.15	$3.48	$49,213,263.68	$31.16

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$12,972,005.33	0.0425312	$0.00	0.0000000
Class A-2a Notes	$150,000,000.00	1.0000000	$141,766,270.12	0.9451085
Class A-2b Notes	$410,000,000.00	1.0000000	$387,494,471.68	0.9451085
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,286,882,005.33	0.8150446	$1,243,170,741.80	0.7873601

Pool Information
Weighted Average APR	4.858%	4.872%
Weighted Average Remaining Term	51.21	50.44
Number of Receivables Outstanding	41,547	40,636
Pool Balance	$1,395,729,977.17	$1,350,756,893.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,302,335,672.65	$1,261,108,816.34
Pool Factor	0.8226225	0.7961161

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$89,648,077.22
Targeted Overcollateralization Amount	$137,540,425.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,586,151.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$275,259.43
(Recoveries)		6	$1,939.03
Net Loss for Current Collection Period			$273,320.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2350%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0835%
Second Prior Collection Period			0.3442%
Prior Collection Period			0.3921%
Current Collection Period			0.2388%
Four Month Average (Current and Prior Three Collection Periods)			0.2647%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		456	$1,320,264.67
(Cumulative Recoveries)			$19,077.34
Cumulative Net Loss for All Collection Periods			$1,301,187.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0767%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,895.32
Average Net Loss for Receivables that have experienced a Realized Loss			$2,853.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	189	$7,526,863.95
61-90 Days Delinquent	0.08%	27	$1,080,820.94
91-120 Days Delinquent	0.02%	7	$298,332.68
Over 120 Days Delinquent	0.01%	2	$149,768.86
Total Delinquent Receivables	0.67%	225	$9,055,786.43

Repossession Inventory:
Repossessed in the Current Collection Period		16	$719,780.58
Total Repossessed Inventory		26	$1,150,496.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0894%
Prior Collection Period			0.0842%
Current Collection Period			0.0886%
Three Month Average			0.0874%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1132%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	102	$4,236,545.61
2 Months Extended	102	$4,848,774.18
3+ Months Extended	18	$622,291.36

Total Receivables Extended	222	$9,707,611.15
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer